N-2 - USD ($)			3 Months Ended
		Jan. 05, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000809559
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		TCW Strategic Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses

Sales Load (as percentage of offering price)(1)	3.75%
Offering Expenses Borne by the Fund (as a percentage of offering price)(2)	1.70%
(1)
The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.75% of the Subscription Price per share for each share of Common Stock issued pursuant to the exercise of Rights, including the over-subscription privilege. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price per share for each share of Common Stock issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price per share for each share of Common Stock issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of shares of Common Stock held by each broker-dealer through the DTC on the Record Date.

(2)
The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Stockholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $3,920,000 in the aggregate, or $0.06 per share of Common Stock (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager not to exceed $150,000 for reimbursement of its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Stockholders, including those who do not exercise their Rights.

Sales Load [Percent]	[1]	3.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	1.70%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock(3)
Annual Expenses
Management Fees(4)	0.58%
Interest Payments on borrowed funds(5)	0.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses(6)	0.20%
Total Annual Expenses(7)	1.10%
Fee Waivers(8)	(0.07)%
Total Annual Expenses After Fee Waivers(7),(8)	1.03%
(3)
Based on net assets attributable to shares of Common Stock during the year ended December 31, 2025 and after giving effect to the Offer, assuming the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $72 million.

(4)
As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Adviser is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average Managed Assets and 0.50% of the Fund’s average Managed Assets in excess of $100 million. “Managed Assets” are the NAV of Common Stock, plus the liquidation preference of any preferred shares issued by the Fund and the principal amount of any borrowings of the Fund used for leverage. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (6). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the year ended December 31, 2025 (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)).

(5)
For the year ended December 31, 2025, the Fund did not have an outstanding balance under its Credit Facility. For purposes of preparing this table, the Fund has assumed that the Fund does not have leverage outstanding. The Fund currently intends during the next twelve months (i) to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets and (ii) not to issue preferred shares.

(6)
Acquired fund fees and expenses include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investments in the Underlying Funds (as defined in the accompanying Prospectus).

(7)
The 1.03% expense ratio assumes that the Offer is fully subscribed, yielding estimated net proceeds of approximately $72 million (assuming the estimated Subscription Price of $4.52), and that, as a result, based on the Fund’s average net assets for year ended December 31, 2025 of $244,294,703, the net assets attributable to stockholders would be $315,794,744 upon completion of the Offer. It also assumes that net assets attributable to stockholders will not increase or decrease due to currency fluctuations. If the Offer is not fully subscribed, or if the Fund increases the amount of money that it borrows, the amount of expenses borne by the Fund’s Common Stockholders will increase.

(8)
The Fund and the Adviser have entered into a contractual fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Adviser has agreed to waive its management fee from the Fund in an amount equal to any advisory fees it or its affiliates receive from the Fund’s investments in an affiliated Underlying Fund, through December 31, 2026. Only the Board of Directors is permitted to terminate that contract at any time prior to December 31, 2026 in its discretion with written notice to the Adviser.

Management Fees [Percent]	[3],[4]	0.58%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[6]	0.20%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.32%
Total Annual Expenses [Percent]	[4],[7]	1.10%
Waivers and Reimbursements of Fees [Percent]	[4],[8]	(0.07%)
Net Expense over Assets [Percent]	[4],[7],[8]	1.03%
Expense Example [Table Text Block]
An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return, (2) that the Fee Waiver Agreement will expire after December 31, 2026, and (3) estimated offering expenses of $3,920,000. This example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown, and (iii) the Offer is fully subscribed as described in note (3) above. This example reflects all recurring and non‑recurring fees, including payment of the 3.75% sales load and other expenses incurred in connection with the Offer. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund—Advisory Agreement” in the accompanying Prospectus.
The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown.

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$61.57	$84.42	$109.20	$180.05

Expense Example, Year 01		$ 61.57
Expense Example, Years 1 to 3		84.42
Expense Example, Years 1 to 5		109.20
Expense Example, Years 1 to 10		$ 180.05
Purpose of Fee Table , Note [Text Block]
The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Stock as a percentage of net assets attributable to Common Stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Offer, assuming that we incur the estimated offering expenses.

Basis of Transaction Fees, Note [Text Block]		as percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]		As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Adviser is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average Managed Assets and 0.50% of the Fund’s average Managed Assets in excess of $100 million. “Managed Assets” are the NAV of Common Stock, plus the liquidation preference of any preferred shares issued by the Fund and the principal amount of any borrowings of the Fund used for leverage. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (6). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the year ended December 31, 2025 (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)).
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired fund fees and expenses include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investments in the Underlying Funds (as defined in the accompanying Prospectus).
General Description of Registrant [Abstract]
Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Stock and the NAV and the premium or discount from NAV per share of Common Stock at which the Common Stock were trading, expressed as a percentage of NAV, at each of the high and low sale prices provided.

	Market Price(1)		Corresponding NAV Per Share Of Common Stock		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
December 31, 2025	$4.98	$4.86	$5.25	$5.21	(5.14)%	(6.72)%
September 30, 2025	$5.04	$4.86	$5.26	$5.13	(4.18)%	(5.26)%
June 30, 2025	$4.97	$4.73	$5.20	$5.03	(4.42)%	(5.96)%
March 31, 2025	$4.93	$4.76	$5.16	$5.00	(4.46)%	(4.80)%
December 31, 2024	$4.97	$4.79	$5.27	$5.03	(5.69)%	(4.77)%
September 30, 2024	$5.04	$4.55	$5.34	$5.06	(5.62)%	(10.08)%
June 30, 2024	$4.62	$4.41	$5.14	$4.98	(10.12)%	(11.45)%
March 31, 2024	$4.67	$4.48	$5.12	$5.02	(8.79)%	(10.76)%
December 31, 2023	$4.60	$4.25	$5.24	$4.89	(12.21)%	(13.09)%
September 30, 2023	$4.45	$4.29	$5.07	$4.96	(12.23)%	(13.51)%
June 30, 2023	$4.48	$4.35	$5.09	$5.00	(11.98)%	(13.00)%
March 31, 2023	$4.77	$4.34	$5.16	$4.95	(7.56)%	(12.32)%
December 31, 2022	$4.49	$4.22	$5.15	$4.91	(12.82)%	(14.05)%
(1) Data presented are with respect to a short period of time and are not indicative of future performance.
On February 13, 2026, the Fund’s NAV per share of Common Stock at the close of business was $5.13 and the last reported sale price of a share of Common Stock on the NYSE was $4.73, representing a discount to NAV of 7.88%.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]		$ 4.86	$ 4.86	$ 4.73	$ 4.76	$ 4.79	$ 4.55	$ 4.41	$ 4.48	$ 4.25	$ 4.29	$ 4.35	$ 4.34	$ 4.22
Highest Price or Bid	[9]		4.98	5.04	4.97	4.93	4.97	5.04	4.62	4.67	4.60	4.45	4.48	4.77	4.49
Lowest Price or Bid, NAV			5.21	5.13	5.03	5.00	5.03	5.06	4.98	5.02	4.89	4.96	5.00	4.95	4.91
Highest Price or Bid, NAV			$ 5.25	$ 5.26	$ 5.20	$ 5.16	$ 5.27	$ 5.34	$ 5.14	$ 5.12	$ 5.24	$ 5.07	$ 5.09	$ 5.16	$ 5.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(5.14%)	(4.18%)	(4.42%)	(4.46%)	(5.69%)	(5.62%)	(10.12%)	(8.79%)	(12.21%)	(12.23%)	(11.98%)	(7.56%)	(12.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(6.72%)	(5.26%)	(5.96%)	(4.80%)	(4.77%)	(10.08%)	(11.45%)	(10.76%)	(13.09%)	(13.51%)	(13.00%)	(12.32%)	(14.05%)
Share Price		$ 4.73
NAV Per Share		$ 5.13
Latest Premium (Discount) to NAV [Percent]		7.88%

[1]	The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.75% of the Subscription Price per share for each share of Common Stock issued pursuant to the exercise of Rights, including the over-subscription privilege. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price per share for each share of Common Stock issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price per share for each share of Common Stock issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of shares of Common Stock held by each broker-dealer through the DTC on the Record Date.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Stockholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $3,920,000 in the aggregate, or $0.06 per share of Common Stock (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager not to exceed $150,000 for reimbursement of its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Stockholders, including those who do not exercise their Rights.
[3]	As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Adviser is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average Managed Assets and 0.50% of the Fund’s average Managed Assets in excess of $100 million. “Managed Assets” are the NAV of Common Stock, plus the liquidation preference of any preferred shares issued by the Fund and the principal amount of any borrowings of the Fund used for leverage. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (6). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the year ended December 31, 2025 (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the estimated proceeds of this Offer if fully subscribed as described in note (3)).
[4]	Based on net assets attributable to shares of Common Stock during the year ended December 31, 2025 and after giving effect to the Offer, assuming the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $72 million.
[5]	For the year ended December 31, 2025, the Fund did not have an outstanding balance under its Credit Facility. For purposes of preparing this table, the Fund has assumed that the Fund does not have leverage outstanding. The Fund currently intends during the next twelve months (i) to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets and (ii) not to issue preferred shares.
[6]	Acquired fund fees and expenses include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investments in the Underlying Funds (as defined in the accompanying Prospectus).
[7]	The 1.03% expense ratio assumes that the Offer is fully subscribed, yielding estimated net proceeds of approximately $72 million (assuming the estimated Subscription Price of $4.52), and that, as a result, based on the Fund’s average net assets for year ended December 31, 2025 of $244,294,703, the net assets attributable to stockholders would be $315,794,744 upon completion of the Offer. It also assumes that net assets attributable to stockholders will not increase or decrease due to currency fluctuations. If the Offer is not fully subscribed, or if the Fund increases the amount of money that it borrows, the amount of expenses borne by the Fund’s Common Stockholders will increase.
[8]	The Fund and the Adviser have entered into a contractual fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Adviser has agreed to waive its management fee from the Fund in an amount equal to any advisory fees it or its affiliates receive from the Fund’s investments in an affiliated Underlying Fund, through December 31, 2026. Only the Board of Directors is permitted to terminate that contract at any time prior to December 31, 2026 in its discretion with written notice to the Adviser.
[9]	Data presented are with respect to a short period of time and are not indicative of future performance.